Note 2 - Significant Accounting Policies: Income Taxes (Policies)	9 Months Ended
Dec. 31, 2013
Policies
Income Taxes

Income Taxes

The Company is subject to US and Canadian income taxes, respectively, on its US and Canadian income with a credit provided for foreign taxes paid.   The combined effective rates of income tax expense (benefit) in the US and Canada are, respectively, 35% and 28% for the nine months ended December 31, 2013 and 2012, respectively.